Impairment of Long-Lived Assets (Details Narrative) (10-Q) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2015
Impairment Of Long-lived Assets
Impairment of long-lived assets			$ 0